Pensions and Other Post-employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Actuarial Assumptions

The principal actuarial assumptions used at December 31, 2017 and 2016 were as follows:

	At December 31, 2017			At December 31, 2016
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.65%	1.65%	—	0.60%
U.S.	—	—	—	3.80%	—	—
Hourly pension	2.20%	—	3.70%-3.75%	—	—	4.30%-4.35%
Salaried pension	3.80%	—	3.80%	—	—	4.45%
OPEB(A)	3.80%	—	3.70%-3.85%	—	—	4.20%-4.60%
Other benefits	3.80%	—	3.60%-3.70%	—	—	4.05%-4.20%
France	1.50%-1.75%	2.00%	—	1.50%-1.75%	2.00%	—
Retirements	—	—	1.50%	—	—	1.60%
Other benefits	—	—	1.20%	—	—	1.30%
Germany	2.75%	1.70%	1.60%	2.75%	1.70%	1.65%

(A)	The other main financial assumptions used for the OPEB (healthcare plans, which are predominantly in the U.S.) were:

-	Medical trend rate: pre 65: 7.00% starting in 2018 decreasing gradually to 4.50% until 2026 and stable onwards and post 65: 6.00% starting in 2018 decreasing gradually to 4.50% until 2026 and stable onwards, and

-	Claims costs are based on individual company experience.

Summary of Amounts Recognized in the Consolidated Statement of Financial Position

Amounts recognized in the Consolidated Statement of Financial Position

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	691	—	691	721	—	721
Fair value of plan assets	(387)	—	(387)	(391)	—	(391)

Deficit of funded plans	304	—	304	330	—	330
Present value of unfunded obligation	110	250	360	132	273	405

Net liability arising from defined benefit obligation	414	250	664	462	273	735

Details of Movement in Net Defined Benefit Obligations

Movement in net defined benefit obligations

	At December 31, 2017
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(In millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2017	853	273	1,126	(391)	735

Included the Consolidated Income Statement
Current service cost	18	6	24	—	24
Interest cost / (income)	18	9	27	(9)	18
Past service cost	(16)	(4)	(20)	—	(20)
Immediate recognition of gains arising over the period	—	—	—	—	—
Administration expenses	—	—	—	2	2

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(36)	(36)
—changes in financial assumptions	23	14	37	—	37
—changes in demographic assumptions	—	(1)	(1)	—	(1)
—experience (gains)/losses	—	—	—	—	—
Effects of changes in foreign exchange rates	(61)	(29)	(90)	42	(48)

Included in the Consolidated Statement of Cash Flows
Benefits paid	(38)	(18)	(56)	33	(23)
Contributions by the Group	—	—	—	(24)	(24)
Contributions by the plan participants	4	—	4	(4)	—

At December 31, 2017	801	250	1,051	(387)	664

	At December 31, 2016
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(In millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2016	802	261	1,063	(362)	701

Included in the Consolidated Income Statement
Current service cost	20	6	26	—	26
Interest cost / (income)	21	10	31	(10)	21
Past service cost	—	1	1	—	1
Immediate recognition of losses arising over the period	—	1	1	—	1
Administration expenses	—	—	—	2	2

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(14)	(14)
—changes in financial assumptions	28	6	34	—	34
—changes in demographic assumptions	2	(3)	(1)	—	(1)
—experience (gains)/losses	1	(4)	(3)	—	(3)
Effects of changes in foreign exchange rates	12	8	20	(8)	12

Included in the Consolidated Statement of Cash Flows
Benefits paid	(37)	(17)	(54)	32	(22)
Contributions by the Group	—	—	—	(26)	(26)
Contributions by the plan participants	4	1	5	(5)	—

Other
Transfer	—	3	3	—	3

At December 31, 2016	853	273	1,126	(391)	735

Details of Net Defined Benefit Obligations by Country

Net defined benefit obligations by country

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	148	(3)	145	144	—	144
Germany	142	(1)	141	147	(1)	146
Switzerland	251	(177)	74	284	(181)	103
United States	509	(206)	303	550	(209)	341
Other countries	1	—	1	1	—	1

Total	1,051	(387)	664	1,126	(391)	735

Details of Plan Asset Categories

Plan asset categories

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash and cash equivalents	3	—	3	4	—	4
Equities	160	—	160	158	—	158
Bonds	81	93	174	82	96	178
Property	8	29	37	10	31	41
Other	5	8	13	5	5	10

Total fair value of plan assets	257	130	387	259	132	391

Summary of Benefits Payments Expected Paid Either by Pension Funds or Directly to Beneficiaries

Benefits payments expected to be paid either by pension funds or directly by the Company to beneficiaries over the next years are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2018	52
2019	52
2020	52
2021	55
2022	56
2023 to 2027	286

Actuarial assumption of discount rates [member]
Summary of Actuarial Assumptions

At December 31, 2017, impacts of the change on the defined benefit obligation of a 0.50% increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

	0.50% increase in discount rates	0.50% decrease in discount rates
(in millions of Euros)
France	(9)	10
Germany	(9)	10
Switzerland	(20)	23
United States	(30)	33

Total sensitivity on Defined Benefit Obligations	(68)	76